Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share

NOTE 8: EARNINGS PER SHARE

PG&E Corporation's basic earnings per common share ("EPS") was calculated by dividing the income available for common shareholders by the weighted average number of common shares outstanding. For 2010 and 2009, PG&E Corporation calculated EPS using the "two-class" method because PG&E Corporation's convertible subordinated notes that were outstanding prior to June 29, 2010 were considered to be participating securities. In applying the two-class method, undistributed earnings were allocated to both common shares and participating securities. Since all of PG&E Corporation's convertible subordinated notes have been converted into common stock, there were no participating securities outstanding as of December 31, 2011 and 2010.

The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating basic EPS:

	Year Ended December 31,
(in millions, except per share amounts)	2011	2010	2009
Basic
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Less: distributed earnings to common shareholders	-	706	621

Undistributed earnings	844	393	599

Allocation of undistributed earnings to common shareholders
Distributed earnings to common shareholders	$ -	$ 706	$ 621
Undistributed earnings allocated to common shareholders	-	385	573

Total common shareholders earnings	$ -	$ 1,091	$ 1,194

Weighted average common shares outstanding, basic	401	382	368
Convertible subordinated notes	-	8	17

Weighted average common shares outstanding and participating securities	401	390	385

Net earnings per common share, basic
Distributed earnings, basic (1)	$ -	$ 1.85	$ 1.69
Undistributed earnings	-	1.01	1.56

Total	$ 2.10	$ 2.86	$ 3.25

(1) Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.

In calculating diluted EPS during the periods in which PG&E Corporation's convertible subordinated notes were outstanding, PG&E Corporation applied the "if-converted" method to reflect the dilutive effect of the convertible subordinated notes to the extent that the impact was dilutive when compared to basic EPS. In addition, PG&E Corporation applied the treasury stock method of reflecting the dilutive effect of outstanding share-based compensation in the calculation of diluted EPS.

The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating diluted EPS:

	Year Ended December 31,
(in millions, except per share amounts)	2011	2010	2009
Diluted
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Add earnings impact of assumed conversion of participating securities:
Interest expense on convertible subordinated notes, net of tax	-	8	15
Unrealized loss on embedded derivative, net of tax	-	-	2

Income available for common shareholders and assumed conversion	$ 844	$ 1,107	$ 1,237

Weighted average common shares outstanding, basic	401	382	368
Add incremental shares from assumed conversions:
Convertible subordinated notes	-	8	17
Employee share-based compensation	1	2	1

Weighted average common shares outstanding, diluted	402	392	386

Total earnings per common share, diluted	$ 2.10	$ 2.82	$ 3.20

For each of the periods presented above, the calculation of outstanding common shares on a diluted basis excluded an insignificant amount of options and securities that were antidilutive.

Pacific Gas And Electric Company [Member]
Earnings Per Share

NOTE 8: EARNINGS PER SHARE

PG&E Corporation's basic earnings per common share ("EPS") was calculated by dividing the income available for common shareholders by the weighted average number of common shares outstanding. For 2010 and 2009, PG&E Corporation calculated EPS using the "two-class" method because PG&E Corporation's convertible subordinated notes that were outstanding prior to June 29, 2010 were considered to be participating securities. In applying the two-class method, undistributed earnings were allocated to both common shares and participating securities. Since all of PG&E Corporation's convertible subordinated notes have been converted into common stock, there were no participating securities outstanding as of December 31, 2011 and 2010.

The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating basic EPS:

	Year Ended December 31,
(in millions, except per share amounts)	2011	2010	2009
Basic
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Less: distributed earnings to common shareholders	-	706	621

Undistributed earnings	844	393	599

Allocation of undistributed earnings to common shareholders
Distributed earnings to common shareholders	$ -	$ 706	$ 621
Undistributed earnings allocated to common shareholders	-	385	573

Total common shareholders earnings	$ -	$ 1,091	$ 1,194

Weighted average common shares outstanding, basic	401	382	368
Convertible subordinated notes	-	8	17

Weighted average common shares outstanding and participating securities	401	390	385

Net earnings per common share, basic
Distributed earnings, basic (1)	$ -	$ 1.85	$ 1.69
Undistributed earnings	-	1.01	1.56

Total	$ 2.10	$ 2.86	$ 3.25

(1) Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.

In calculating diluted EPS during the periods in which PG&E Corporation's convertible subordinated notes were outstanding, PG&E Corporation applied the "if-converted" method to reflect the dilutive effect of the convertible subordinated notes to the extent that the impact was dilutive when compared to basic EPS. In addition, PG&E Corporation applied the treasury stock method of reflecting the dilutive effect of outstanding share-based compensation in the calculation of diluted EPS.

The following is a reconciliation of PG&E Corporation's income available for common shareholders and weighted average common shares outstanding for calculating diluted EPS:

	Year Ended December 31,
(in millions, except per share amounts)	2011	2010	2009
Diluted
Income available for common shareholders	$ 844	$ 1,099	$ 1,220
Add earnings impact of assumed conversion of participating securities:
Interest expense on convertible subordinated notes, net of tax	-	8	15
Unrealized loss on embedded derivative, net of tax	-	-	2

Income available for common shareholders and assumed conversion	$ 844	$ 1,107	$ 1,237

Weighted average common shares outstanding, basic	401	382	368
Add incremental shares from assumed conversions:
Convertible subordinated notes	-	8	17
Employee share-based compensation	1	2	1

Weighted average common shares outstanding, diluted	402	392	386

Total earnings per common share, diluted	$ 2.10	$ 2.82	$ 3.20

For each of the periods presented above, the calculation of outstanding common shares on a diluted basis excluded an insignificant amount of options and securities that were antidilutive.